The Alger Institutional Funds
                                111 Fifth Avenue
                            New York, New York 10003


March 2, 2007


VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   The Alger Institutional Funds (File Nos. 033-68124 and 811-07986)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended ("1933 Act"), the undersigned certifies on behalf of Alger Institutional Funds (the "Fund") that the Prospectus and Statement of Additional Information relating to Alger SmallCap Growth Institutional Fund, Alger MidCap Growth Institutional Fund, Alger LargeCap Growth Fund and Alger Capital Appreciation Institutional Fund that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 22 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 22 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on February 26, 2007.


Very truly yours,



/s/ LISA MOSS
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Lisa Moss
Assistant Secretary

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